SUPPLEMENT DATED APRIL 8, 2009
TO THE CLASS A, B, AND C PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MANAGEMENT OF THE FUNDS Sub-Advisors

Edge Asset Management, Inc. (“Edge”)

In the March 20, 2009 supplement we announced that Edge expected Mr. Meighan, co-portfolio manager of the SAM Portfolios, to continue as portfolio manager of the SAM Portfolios following Mr. Yoakum’s departure. Since then, Mr. Meighan, whose employment contract terminates December 31, 2009, has informed Edge that he does not plan to renew his contract. Edge expects to announce the details of a long-term succession plan in the near future.

SUPPLEMENT DATED APRIL 8, 2009
TO THE CLASS J PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MANAGEMENT OF THE FUNDS Sub-Advisors

Edge Asset Management, Inc. (“Edge”)

In the March 20, 2009 supplement we announced that Edge expected Mr. Meighan, co-portfolio manager of the SAM Portfolios, to continue as portfolio manager of the SAM Portfolios following Mr. Yoakum’s departure. Since then, Mr. Meighan, whose employment contract terminates December 31, 2009, has informed Edge that he does not plan to renew his contract. Edge expects to announce the details of a long-term succession plan in the near future.

SUPPLEMENT DATED APRIL 8, 2009
TO THE INSTITUTIONAL CLASS PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MANAGEMENT OF THE FUNDS Sub-Advisors

Edge Asset Management, Inc. (“Edge”)

In the March 20, 2009 supplement we announced that Edge expected Mr. Meighan, co-portfolio manager of the SAM Portfolios, to continue as portfolio manager of the SAM Portfolios following Mr. Yoakum’s departure. Since then, Mr. Meighan, whose employment contract terminates December 31, 2009, has informed Edge that he does not plan to renew his contract. Edge expects to announce the details of a long-term succession plan in the near future.

SUPPLEMENT DATED APRIL 8, 2009
TO THE CLASS R-1, CLASS R-2, CLASS R-3, CLASS R-4 and CLASS R-5 PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

MANAGEMENT OF THE FUNDS Sub-Advisors

Edge Asset Management, Inc. (“Edge”)

In the March 20, 2009 supplement we announced that Edge expected Mr. Meighan, co-portfolio manager of the SAM Portfolios, to continue as portfolio manager of the SAM Portfolios following Mr. Yoakum’s departure. Since then, Mr. Meighan, whose employment contract terminates December 31, 2009, has informed Edge that he does not plan to renew his contract. Edge expects to announce the details of a long-term succession plan in the near future.